Share-Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended			3 Months Ended		6 Months Ended
	Jan. 27, 2012	Jun. 30, 2012 Y	Dec. 31, 2011	Jun. 30, 2012 Restricted stock [Member]	Jun. 30, 2011 Restricted stock [Member]	Jun. 30, 2012 Restricted stock [Member]	Jun. 30, 2011 Restricted stock [Member]	Jun. 30, 2012 Phantom share units [Member]	Jun. 30, 2011 Phantom share units [Member]	Jun. 30, 2012 Phantom share units [Member]	Jun. 30, 2011 Phantom share units [Member]	Dec. 31, 2011 Phantom share units [Member]	Jun. 30, 2012 Other Stock Based Awards [Member]	Jun. 30, 2011 Other Stock Based Awards [Member]	Jun. 30, 2012 Other Stock Based Awards [Member]	Jun. 30, 2011 Other Stock Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares of common stock reserved for issuance under the plan		2,000,000
Expiration period of plan, years		10
Remaining shares left for issuance under this plan		887,621	987,972
Vesting period						1 year				3 years
Outstanding phantom share units vested and available for exchange								340,000		340,000		167,000
Share-based compensation expenses				$ 656,000	$ 490,000	$ 1,404,000	$ 877,000	$ 188,000	$ 0	$ 375,000	$ 0		$ 0	$ 0	$ 184,000	$ 0
Total fair value of shares vested		563,000	462,000
Total unrecognized compensation costs relating to unvested share-based compensation awards		2,369,000	2,516,000
Expected to be recognized over a weighted average period		18 months
Additional paid in capital on the acquisition date	$ 1,160,000